Cash Equivalents and Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash Equivalents and Marketable Securities
4. Cash Equivalents and Marketable Securities
The following tables summarize the amortized cost and fair value of the Company’s cash equivalents and marketable securities by major category for the periods presented (in thousands):

	March 31, 2026
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$60,687	$—	$—	$60,687
Total cash equivalents	$60,687	$—	$—	$60,687
Marketable securities:
U.S. Treasury securities	$25,244	$—	$(2)	$25,242
Total marketable securities	$25,244	$—	$(2)	$25,242

	December 31, 2025
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$33,320	$—	$—	$33,320
Total cash equivalents	$33,320	$—	$—	$33,320
Marketable securities:
U.S. Treasury securities	$69,886	$22	$—	$69,908
Total marketable securities	$69,886	$22	$—	$69,908
For the three months ended March 31, 2026, interest income was $1.0 million and was included within interest income and other, net in the condensed consolidated statements of operations and comprehensive income (loss). Interest income for the three months ended March 31, 2025 was not material.

4. Cash Equivalents and Marketable Securities
The following tables summarize the amortized cost and fair value of the Company’s cash equivalents and marketable securities by major category for the periods presented (in thousands):

	December 31, 2025
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$33,320	$—	$—	$33,320
Total cash equivalents	$33,320	$—	$—	$33,320
Marketable securities:
U.S. Treasury securities	$69,886	$22	$—	$69,908
Total marketable securities	$69,886	$22	$—	$69,908

	December 31, 2024
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$9,439	$—	$—	$9,439
Total cash equivalents	$9,439	$—	$—	$9,439
For the years ended December 31, 2025, 2024 and 2023, interest income was $1.9 million, $0.9 million and $2.2 million, respectively, and was included within interest income and other, net in the consolidated statements of operations and comprehensive loss.